Long-term Employee Benefits - Additional Information (Detail) - Successor [Member] - USD ($)		3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Feb. 01, 2013	Sep. 30, 2014	Dec. 31, 2012	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Recognized gain (loss) due to curtailments				$ 5,600,000
Transfer period	180 days
Increases in AOCI due to amendments					$ 12,000,000
Rate of return on plan assets to determine net cost					5.21%	5.23%
Health care cost trend rate assumed					5.00%
Effect of 1% increase on cost components					$ 100,000
Effect of 1% decrease on cost components					100,000
Effect of 1% increase on postretirement benefit obligation					0
Defined contribution plan, employer contribution amount					35,900,000
Pension Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Recognized gain (loss) due to curtailments			$ 0		$ 7,300,000	$ 0
Rate of return on plan assets to determine net cost					5.23%	5.22%
Estimated future employer contribution					$ 16,500,000
Other Postretirement Benefit Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Estimated future employer contribution					0
Selling, General and Administrative Expenses [Member] | Pension Plan [Member]
Compensation and Retirement Disclosure [Abstract]
Recognized gain (loss) due to curtailments		$ 7,300,000			$ 7,300,000